STOCK BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Compensation Related Costs [Abstract]
Accrued stock-based compensation	$ 1,386,497	$ 1,386,500
Stock-based compensation granted	$ 10,085,140	$ 15,862,000
Stock-based compensation cancelled or forfeited	0	64,860,346